New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.

Appalachian Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.

Indiana Michigan Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.

Ohio Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.

Public Service Co Of Oklahoma [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.

Southwestern Electric Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted.

Management continues to analyze the impact of the new revenue standard and related ASUs. During 2016, initial revenue contract assessments were completed. Material revenue streams were identified within the AEP System and representative contract/transaction types were sampled. Performance obligations identified within each material revenue stream were evaluated to determine whether the obligations were satisfied at a point in time or over time. Contracts determined to be satisfied over time generally qualified for the invoicing practical expedient since the invoiced amounts reasonably represented the value to customers of performance obligations fulfilled to date. Based upon the completed assessments, management does not expect a material impact to the timing of revenue recognized or net income and plans to elect the modified retrospective transition approach upon adoption. Management also continues to monitor unresolved industry implementation issues, including items related to collectability and alternative revenue programs, and will analyze the related impacts to revenue recognition. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first-out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-11 prospectively, effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with lease terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

The new accounting guidance is effective for annual periods beginning after December 15, 2018 with early adoption permitted. The guidance will be applied by means of a modified retrospective approach. The modified retrospective approach will require lessees and lessors to recognize and measure leases at the beginning of the earliest period presented.

Management continues to analyze the impact of the new lease standard. During 2016, initial lease contract assessments were completed. The AEP System lease population was identified and representative lease contracts were sampled. Based upon the completed assessments, management prepared a system gap analysis to outline new disclosure compliance requirements compared to current system capabilities. Lease system options are currently being evaluated. Management plans to elect certain of the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Lease term	Elect to use hindsight to determine the lease term.

Management expects the new standard to impact financial position, but not results of operations or cash flows. Management also continues to monitor unresolved industry implementation issues, including items related to renewables and PPAs, pole attachments, easements and right-of-ways, and will analyze the related impacts to lease accounting. Management plans to adopt ASU 2016-02 effective January 1, 2019.

ASU 2016-09 “Compensation – Stock Compensation” (ASU 2016-09)

In March 2016, the FASB issued ASU 2016-09 simplifying the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. Under the new standard, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of income. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of income.

The new accounting guidance is effective for annual periods beginning after December 15, 2016.  Early adoption is permitted in any interim or annual period. Certain provisions require retrospective/modified retrospective transition while others are to be applied prospectively. Management adopted ASU 2016-09 effective January 1, 2017. There was no impact on results of operations, financial position or cash flows at adoption.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 effective January 1, 2020.

ASU 2016-18 “Restricted Cash” (ASU 2016-18)

In November 2016, the FASB issued ASU 2016-18 clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows.

The new accounting guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period. The guidance will be applied by means of a retrospective approach. Management is analyzing the impact of the new standard. Management plans to adopt ASU 2016-18 effective for the 2017 Annual Report.